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Liberty U.S. Government Money Market Trust
18TH SEMI-ANNUAL REPORT

SEPTEMBER 30, 1998



ESTABLISHED 1980

PRESIDENT'S MESSAGE


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Dear Shareholder:

Liberty U.S. Government Money Market Trust was created in 1980, and I am pleased to present its 18th Semi-Annual Report. This report covers the first half of the trust's fiscal year which is the six-month period from

April 1, 1998 through September 30, 1998. It begins with an interview with the trust's portfolio manager, Susan R. Hill, Vice President of

Federated Advisers. Following her discussion are two additional items of shareholder interest. First is a complete listing of the trust's holdings, and second is the publication of the trust's financial statements.



This money market fund keeps your cash at work pursuing daily income from a portfolio of short-term U.S. government securities. In addition,

the trust is managed to keep the value of your principal stable,* while giving you daily access to your invested cash. It has done so since its inception.



Dividends paid to shareholders during the six-month period ended

September 30, 1998, totaled $0.02 per share for both Class A Shares and

Class B Shares. At the end of the reporting period, the trust's net assets totaled $658.9 million.



Thank you for selecting Liberty U.S. Government Money Market Trust to keep your ready cash working and accessible.



As always, we welcome your comments and suggestions.



Sincerely,


[Graphic]


J. Christopher Donahue

President

November 15, 1998



 * An investment in the trust is neither insured nor guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Although the trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the trust.



INVESTMENT REVIEW

[Graphic]


Susan R. Hill, CFA

Vice President

Federated Advisers



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WHAT IS YOUR ANALYSIS OF THE ECONOMIC ENVIRONMENT DURING THE

REPORTING PERIOD, AND ITS EFFECT ON THE SHORT-TERM MARKETPLACE?



Early in the reporting period, economic fundamentals were still the driving factor behind movements in short-term interest

rates. With economic growth still strong, albeit slowing from its torrid 5.50% pace of growth in the first quarter of 1998,

market participants were content with the idea that the Federal

Reserve Board (the "Fed") would remain on the sidelines. The anticipated drag on the U.S. economy resulting from the economic crises in Asia became apparent--particularly in the manufacturing sector--over the second quarter. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.



By the third quarter of 1998, however, a dramatic shift in market sentiment was evident. Uncertainty in the world economies resulted in vulnerability in our domestic equity market, and led to a substantial flight to quality to U.S. Treasury securities across the yield curve.

Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the

U.S. economies, as a result of the remote Asian crisis, now became an overpowering influence on the market and expectations regarding future

U.S. growth. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this period.



[Graphic]


HOW DID THIS ENVIRONMENT INFLUENCE THE FED'S POLICY ON RATES?



Expectations regarding the direction of monetary policy did an abrupt about-face over the reporting period. The Fed adopted a tightening bias in March, a reflection of their underlying

concern about inflationary pressures. By August, the Fed had removed its tightening bias as Fed officials perceived that the risks to the economy had become more balanced. By late August, however,

market expectations that the Fed might eventually need to ease monetary policy to help the U.S. economy had begun to grow. This expectation intensified throughout September, and at the September 29, 1998 Federal

Open Market Committee meeting, the Fed voted to ease monetary policy by a modest 25 basis points. The Fed followed that move with another 25 basis points ease on October 15, 1998, which brought the Fed Funds Target Rate down to 5.00%. The Fed also voted to cut the discount rate from 5.00% to

4.75%.



The flight to quality resulting from investors, both abroad and at home,

seeking a safe haven from all of the uncertainty was most evident in the

Treasury bill market. The yield on the 1-year Treasury bill opened the period at 5.40% in early April, and then traded within a range of 5.30%

to 5.40% for a number of months. By late July, however, the market concerns became overwhelming, and the yield declined sharply over the ensuing weeks. By the time of the Fed's action in late September, the yield on this security was trading at 4.40%, about 100 basis points lower than at the start of the period. A general shortage in the supply of Treasury bills because of improvement in the overall budget picture exacerbated the decline in rates.



The government agency market was more reflective of underlying economic fundamentals over the period and had significantly less of a flight to quality influence. The yield on the 1-year agency discount note began the period at 5.50% and traded between 5.50% and 5.65% for a number of weeks. In early August, however, yields in this sector began to decline as well, and the yield on this security dropped to 4.80% by

September 25, 1998.



[Graphic]


WHAT STRATEGIES GUIDED LIBERTY U.S. GOVERNMENT MONEY MARKET

TRUST DURING THE SIX-MONTH REPORTING PERIOD?



We maintained our 35-45 day average maturity target range, which was consistent with our expectations for stable monetary policy for most of the period. We added to our term repurchase

agreement position over the period, as this investment offered incremental yield advantage relative to overnight investments.

We also concentrated our purchases of securities in U.S. government agencies rather than Treasuries, due to the very expensive nature of the

U.S. Treasury market.



[Graphic]


AS WE MOVE TOWARD THE END OF 1998, WE HAVE RECENTLY EXPERIENCED

TWO EASINGS, OR CUTS IN RATES, BY THE FED. WHAT DO YOU SEE AHEAD

FOR SHORT-TERM RATES?



Looking forward, although such a quick turnaround in monetary policy is highly unusual and very difficult to have foreseen,

the significant uncertainty regarding the outlook for our own and other economies warranted the sudden shift. If consumer

confidence continues to slide and employment growth is

restricted, we would expect the Fed to take more easing steps before the end of the year. In spite of our expectations for a lower Fed Funds

Target Rate, both the short-term Treasury market and the U.S. government agency market remain at expensive levels.




LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1998 (UNAUDITED)



  PRINCIPAL
    AMOUNT                                                                        VALUE
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--36.0%
 $  6,500,000    Federal Farm Credit Bank Notes--1.0%
                 5.500% - 5.600%, 10/1/1998 - 4/1/1999                         $  6,497,607
   13,000,000(a) Federal Farm Credit Bank Floating Rate Note--2.0%
                 5.300%, 11/2/1998                                               12,998,979
   25,900,000    Federal Home Loan Bank Notes--3.9%
                 5.500% - 5.775%, 10/23/1998 - 7/6/1999                          25,893,641
    4,700,000(b) Federal Home Loan Bank, Discount Notes--0.7%
                 5.390%, 11/4/1998 - 11/12/1998                                   4,673,080
   14,000,000(a) Federal Home Loan Bank, Floating Rate Notes--2.1%
                 4.983% - 5.038%, 10/7/1998-10/8/1998                            13,994,308
    9,500,000    Federal Home Loan Mortgage Corp. Notes--1.4%
                 5.544% - 5.605%, 3/12/1999 - 8/13/1999 9,496,195 28,000,000(a)
   Federal Home Loan Mortgage Corp., Floating Rate Notes--4.3%
                 5.389% - 5.467%, 10/21/1998 - 8/18/1999                         27,985,011
   15,200,000    Federal National Mortgage Association Notes--2.3%
                 5.360% - 5.650%, 2/19/1999 - 8/9/1999                           15,192,767
   55,800,000 (b)Federal National Mortgage Association, Discount Notes--8.3%
                 4.940% - 5.450%, 10/8/1998 - 7/30/1999                          54,849,783
   49,000,000(a) Federal National Mortgage Association, Floating Rate
                 Notes--7.4%
                 5.023% - 5.447%, 10/1/1998 - 11/28/1998                         48,987,801
    6,000,000    Student Loan Marketing Association Notes--0.9%
                 5.580% - 5.830%, 10/29/1998 - 3/11/1999 5,999,753 9,000,000(a)
    Student Loan Marketing Association, Floating Rate Note--1.4%
                 5.043%, 10/6/1998                                                8,999,678
    2,000,000    United States Treasury Note--0.3%
                 5.875%, 1/31/1999                                                2,002,087
                 TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                   237,570,690
(C)REPURCHASE AGREEMENTS--64.0%
   30,000,000    ABN AMRO Chicago Corp., 5.720%, dated 9/30/1998,
                 due 10/1/1998                                                   30,000,000
   30,000,000    Bear, Stearns and Co., 5.750%, dated 9/30/1998,
                 due 10/1/1998                                                   30,000,000
    6,500,000    Deutsche Bank Government Securities, Inc., 5.550%,
                 dated 9/30/1998, due 10/1/1998                                   6,500,000
   20,000,000(d) Goldman Sachs Group, LP, 5.530%, dated 9/21/1998,
                 due 10/22/1998                                                  20,000,000

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

  PRINCIPAL
    AMOUNT                                                                         VALUE
$  10,000,000(d) Goldman Sachs Group, LP, 5.550%, dated 7/14/1998,
                 due 10/13/1998                                               $  10,000,000
   15,000,000(d) Greenwich Capital Markets, Inc., 5.540%, dated 9/8/1998,
                 due 10/13/1998                                                  15,000,000
   30,000,000    J.P. Morgan & Co., Inc., 5.750%, dated 9/30/1998,
                 due 10/1/1998                                                   30,000,000
   15,000,000 (d)Lehman Brothers, Inc., 5.540%, dated 9/8/1998,
                 due 10/13/1998                                                  15,000,000
    5,000,000(d) Merrill Lynch, Pierce, Fenner and Smith, 5.560%,
                 dated 8/11/1998, due 11/9/1998                                   5,000,000
   10,000,000(d) Morgan Stanley Group, Inc., 5.550%, dated 8/11/1998,
                 due 10/13/1998                                                  10,000,000
   15,000,000(d) Morgan Stanley Group, Inc., 5.550%, dated 8/6/1998,
                 due 10/7/1998                                                   15,000,000
   30,000,000    Nationsbanc Montgomery Securities, Inc., 5.800%,
                 dated 9/30/1998, due 10/1/1998                                  30,000,000
  150,000,000    PaineWebber Group, Inc., 5.700%, dated 9/30/1998,
                 due 10/1/1998                                                  150,000,000
   30,000,000    Prudential Securities, Inc., 5.700%, dated 9/30/1998, due
                 10/1/1998                                                       30,000,000
   10,000,000(d) Warburg Dillon Reed LLC, 5.530%, dated 9/1/1998,
                 due 10/30/1998                                                  10,000,000
   15,000,000 (d)Warburg Dillon Reed LLC, 5.550%, dated 7/7/1998,
                 due 10/5/1998                                                   15,000,000
                 TOTAL REPURCHASE AGREEMENTS                                    421,500,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                     $ 659,070,690



 (a) Floating variable rate securities with the current rate and next demand date.



 (b) Discount rate at time of purchase.



 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.



 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.



 (e) Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets

($658,928,222) at September 30, 1998.



The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership




(See Notes which are an integral part of the Financial Statements)



LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998 (UNAUDITED)



ASSETS:
INVESTMENTS IN REPURCHASE AGREEMENTS                         $421,500,000
INVESTMENTS IN SECURITIES                                     237,570,690
Total investments in securities, at amortized cost and value              $659,070,690
Cash                                                                            84,532
Income receivable                                                            2,504,927
Receivable for shares sold                                                     394,892
Total assets                                                               662,055,041
LIABILITIES:
PAYABLE FOR SHARES REDEEMED                                       227,857
INCOME DISTRIBUTION PAYABLE                                     2,410,190
ACCRUED EXPENSES                                                  488,772
Total liabilities                                                            3,126,819
NET ASSETS for 658,928,222 shares outstanding                             $658,928,222
NET ASSET VALUE AND OFFERING PRICE PER SHARE:
CLASS A SHARES:
$611,075,649 / 611,075,649 shares outstanding                                    $1.00
CLASS B SHARES:
$47,852,573 / 47,852,573 shares outstanding                                      $1.00
REDEMPTION PROCEEDS PER SHARE:
Class A Shares:                                                                  $1.00
CLASS B SHARES:
(94.50/100 of $1.00)*                                                            $0.95



 * Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50%, may be imposed. See "Contingent Deferred Sales Charge" in the

Prospectus.



(See Notes which are an integral part of the Financial Statements)




LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)



INVESTMENT INCOME:
Interest $18,028,950 EXPENSES: Investment advisory fee $1,587,800 Administrative personnel and services fee 242,094 Custodian fees 57,292 Transfer and dividend disbursing agent fees and expenses 1,080,696 Directors'/Trustees' fees 8,410
Auditing fees 7,585 Legal fees 2,871 Portfolio accounting fees 58,602
Distribution services fee--Class B Shares 114,401 Shareholder services fee--Class A Shares 764,566 Shareholder services fee--Class B Shares 38,134
Share registration costs 42,302 Printing and postage 54,944 Insurance premiums
1,823 Taxes 4,020 Miscellaneous 12,039 Total expenses 4,077,579 Waivers-- Waiver of investment advisory fee $ (25,315) Waiver of shareholder services fee--Class
A Shares (560,215) Total waivers (585,530) Net expenses 3,492,049 Net investment income $14,536,901



(See Notes which are an integral part of the Financial Statements)




LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
STATEMENT OF CHANGES IN NET ASSETS





                                                              SIX MONTHS
                                                                 ENDED
                                                             SEPTEMBER 30,     YEAR ENDED
                                                                  1998          MARCH 31,
                                                               (UNAUDITED)         1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                        $   14,536,901  $   29,156,157
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Class A Shares                                                  (13,974,834)    (28,452,044)
Class B Shares                                                     (562,067)       (704,113)
Change in net assets resulting from distributions to
shareholders                                                    (14,536,901)    (29,156,157)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                    824,003,778     790,819,804
Net asset value of shares issued to shareholders in payment
of distributions declared                                        10,729,944      26,222,787
Cost of shares redeemed                                        (806,581,799)   (873,334,408)
Change in net assets resulting from share transactions           28,151,923     (56,291,817)
Change in net assets                                             28,151,923     (56,291,817)
NET ASSETS:
Beginning of period                                             630,776,299     687,068,116
End of period                                                $  658,928,222  $  630,776,299



(See Notes which are an integral part of the Financial Statements)




LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                         SIX  MONTHS
                                            ENDED
                                         SEPTEMBER 30,
                                              1998                    YEAR  ENDED  MARCH 31,
                                          (UNAUDITED)   1998       1997     1996      1995      1994
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
Income from investment operations
Net investment income                          0.02      0.05      0.04      0.05      0.04      0.02
LESS DISTRIBUTIONS
Distributions from net investment income      (0.02)    (0.05)    (0.04)    (0.05)    (0.04)    (0.02)
NET ASSET VALUE, END OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(A)                                2.31%    4.67%     4.43%     4.89%     3.93%     2.34%
RATIOS TO AVERAGE NET ASSETS
Expenses                                       1.04%*    1.06%     1.06%     1.10%     1.12%     1.01%
Net investment income                          4.57%*    4.57%     4.33%     4.78%     3.83%     2.31%
Expense waiver/reimbursement(b)                0.19%*    0.22%     0.29%     0.20%       --        --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)    $611,076  $611,630  $658,731  $697,472  $715,527  $805,907



 * Computed on an annualized basis.



 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)




LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                         SIX  MONTHS
                                             ENDED
                                         SEPTEMBER 30,
                                              1998            YEAR  ENDED  MARCH 31,
                                          (UNAUDITED)   1998      1997      1996    1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.02      0.04      0.04      0.04      0.01
LESS DISTRIBUTIONS
Distributions from net investment income      (0.02)    (0.04)    (0.04)    (0.04)    (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(B)                                1.83%     3.71%     3.59%     4.04%     1.14%
RATIOS TO AVERAGE NET ASSETS
Expenses                                       1.97%*    1.98%     1.87%     1.91%     1.95%*
Net investment income                          3.68%*    3.65%     3.58%     3.91%     4.15%*
Expense waiver/reimbursement(c)                  --      0.05%     0.23%     0.14%       --
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)     $47,853   $19,146   $28,337    $9,459      $186



 * Computed on an annualized basis.



 (a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1998 (UNAUDITED)



ORGANIZATION



Liberty U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.



SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS--The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the

Act.



REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the

Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of

Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement.

Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable,

are amortized as required by the Internal Revenue Code, as amended (the

"Code"). Distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly,

no provisions for federal tax are necessary.





 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-

 issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets,

liabilities, expenses and revenues reported in the financial statements.

Actual results could differ from those estimated.



OTHER--Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.



Transactions in shares were as follows:



                                                             SIX MONTHS
                                                               ENDED             YEAR
                                                            SEPTEMBER 30,        ENDED
                                                                1998            MARCH 31,
CLASS A SHARES                                               (UNAUDITED)          1998
Shares sold                                                  744,774,806      730,207,814
Shares issued to shareholders in payment of distributions
declared                                                      10,399,377       25,602,143
Shares redeemed                                             (755,728,612)    (802,910,654)
Net change resulting from Class A Share transactions            (554,429)     (47,100,697)
                                                             SIX MONTHS
                                                               ENDED             YEAR
                                                            SEPTEMBER 30,        ENDED
                                                                1998            MARCH 31,
CLASS B SHARES                                               (UNAUDITED)          1998
Shares sold                                                   79,228,972       60,611,990
Shares issued to shareholders in payment of distributions
declared                                                         330,567          620,644
Shares redeemed                                              (50,853,187)     (70,423,754)
Net change resulting from Class B Share transactions          28,706,352       (9,191,120)
Net change resulting from share transactions                  28,151,923      (56,291,817)



At September 30, 1998, capital paid-in aggregated $658,928,222.



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Federated Advisers, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Trust as follows: 0.50% on the first $500 million, 0.475% on the next

$500 million, 0.45% on the next $500 million, 0.425% on the

$500 million, and 0.40% thereafter.



The Adviser may voluntarily choose to waive any portion of its fee. The

Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the

Administrative Services Agreement, provides the Trust with

administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative

Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan

(the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"),

the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Class B Shares.

The Plan provides that the Trust may incur distribution expenses up to

0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services

Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ,

through its subsidiary, Federated Shareholder Services Company ("FSSC")

serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the

Trust's average daily net assets for the period, plus out-of-pocket expenses.



GENERAL--Certain of the Officers and Trustees of the Trust are Officers

and Directors or Trustees of the above companies.



YEAR 2000



Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however,

there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.



DIRECTORS
John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr., Esq.

Edward C. Gonzales

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts


OFFICERS
John F. Donahue
Chairman


J. Christopher Donahue
President


Edward C. Gonzales
Executive Vice President


John W. McGonigle
Executive Vice President, Treasurer, and Secretary


Richard B. Fisher
Vice President


Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses,

and other information.



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Federated Securities Corp., Distributor

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 531485100
Cusip 531485209
8110106 (11/98)

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